Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Due from Related Parties
Amounts due from related parties:

	As of December 31,
	2011	2012
iSoftStone Technologies Co., Ltd. (i)	$91	$83
Wuxi iCarnegie (ii)	1,470	2,521
Shenke	7	7
Wuxi IoT	23	156
iSS-Foshan (iii)	—	1,071

Total	$1,591	$3,838

(i)	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(ii)	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.
(iii)	Amount due from iSS-Foshan mainly represented project receivables.

Amounts Due to Related Parties
Amounts due to related parties

	As of December 31,
	2011	2012
Wuxi iCarnegie	$94	$8

Sales Transaction
Related Party Transactions
Sales to related parties

	For the year ended December 31,
	2010	2011	2012
Boxin	$225	$520	$—
Wuxi iCarnegie	28	—	43
Wuxi IoT	—	23	51
Shenke	—	20	—
iSS-Foshan	—	—	1,586
Chengdu-Medical	—	—	15

Total	$253	$563	$1,695

Purchase Transaction
Related Party Transactions
Purchase from related parties

	For the year ended December 31,
	2010	2011	2012
Wuxi iCarnegie (i)	$357	$1,159	$292
iSoftStone Technologies Co., Ltd.	—	153	—

Total	$357	$1,312	$292

(i)	The purchase from Wuxi iCarnegie in 2012 is mainly related to subcontracting cost.